Redeemable Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Line Items]
Redeemable Noncontrolling Interest [Table Text Block]
The components of redeemable noncontrolling interest (NCI) at December 31, 2015, were:

(millions)
Balance at March 31, 2015	$0
Fair value at date of acquisition	411.5
Net income attributable to NCI	32.9
Other comprehensive loss attributable to NCI	(1.1)
Purchase of shares from NCI	(12.6)
Change in redemption value of NCI	34.2
Balance at December 31, 2015	$464.9